Share-Based Payments - Summary of Share Options and Restricted Shares Outstanding (Details)	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, ending balance	2,012,336
Number of restricted shares, beginning balance	101,666
Number of restricted shares, ending balance	101,666	101,666
2020 ESOP Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price per share, beginning balance | $ / shares	$ 0.01	$ 0.01
Weighted average exercise price per share, ending balance | $ / shares	$ 0.01	$ 0.01
Number of options, beginning balance	1,125,334	1,125,334
Number of options, ending balance	1,125,334	1,125,334
Number of restricted shares, beginning balance	101,666	101,666
Number of restricted shares, ending balance	101,666	101,666